Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 7,732
2025	5,935
2026	5,539
2027	5,128
2028	5,405
Thereafter	4,079
Total undiscounted cash flows	33,818
Less imputed interest	6,111
Present value of lease liabilities	$ 27,707